SCHEDULE OF SEGMENT REPORTING, INFORMATION ON REVENUES AND LONG-LIVED ASSETS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Revenue from External Customer [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 217,992	$ 218,423	$ 665,345	$ 620,971
Long-Lived Assets	466,732		466,732		$ 437,743
Operating Income (Loss)	8,102	18,987	38,181	55,360
Production Services [Member]
Revenue from External Customer [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	138,060	148,292	427,497	420,516
Long-Lived Assets	322,325		322,325		303,625
Operating Income (Loss)	10,625	21,425	42,822	62,970
Drilling and Evaluation Services [Member]
Revenue from External Customer [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	79,932	70,131	237,848	200,455
Long-Lived Assets	125,635		125,635		124,062
Operating Income (Loss)	7,084	7,377	25,355	23,579
Total Reportable Segments [Member]
Revenue from External Customer [Line Items]
Long-Lived Assets	447,960		447,960		427,687
Operating Income (Loss)	17,709	28,802	68,177	86,549
Unallocated Assets [Member]
Revenue from External Customer [Line Items]
Long-Lived Assets	18,772		18,772		$ 10,056
Unallocated Expenses [Member]
Revenue from External Customer [Line Items]
Operating Income (Loss)	$ (9,607)	$ (9,815)	$ (29,996)	$ (31,189)